Share-based payments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 item £ / shares	Sep. 30, 2020 item £ / shares
Share-based payments
Outstanding at beginning of period (in shares) | item	8,700	72,700
Granted during the period (in shares) | item	64,000	88,550
Outstanding at end of period (in shares) | item	72,700	161,250
Outstanding at beginning of period (in dollars per share) | £ / shares	£ 0.0001	£ 0.0001
Granted during the period (in dollars per share) | £ / shares	0.0001	0.0001
Outstanding at end of period (in dollars per share) | £ / shares	£ 0.0001	£ 0.0001